Intangible Assets Including Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of reconciliation of intangible assets including goodwill
Reconciliation of intangible assets including goodwill for the fiscal years ended March 31, 2019 and 2020, is as follows:

	JPY (millions)
Carrying amount	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	103,967	24,176	57,613	24,557	29,806	20,096	260,215
Acquisitions	—	7,252	8,293	—	—	2,564	18,109
Acquisitions through business combinations	89,267	24,154	1,121	48,424	—	71	163,037
Reclassifications	—	15,948	9,352	—	—	3,552	28,852
Amortization	—	(20,787)	(22,211)	(3,841)	(4,078)	(3,342)	(54,259)
Impairment losses	(2,941)	—	(709)	—	—	(971)	(4,621)
Disposals	—	(886)	(1,053)	—	—	(731)	(2,670)
Foreign currency translation adjustments	(2,110)	(299)	(12)	(357)	(337)	(429)	(3,544)
Other	—	722	963	—	—	(40)	1,645

As of March 31, 2019	188,183	50,280	53,357	68,783	25,391	20,770	406,764

Acquisitions	—	9,244	13,057	—	—	1,010	23,311
Acquisitions through business combinations	5,788	—	—	—	881	—	6,669
Reclassifications	—	13,670	12,931	—	—	1,608	28,209
Amortization	—	(24,250)	(23,198)	(11,899)	(4,116)	(2,171)	(65,634)
Impairment losses	(611)	(87)	(1,773)	—	—	(94)	(2,565)
Disposals	—	(264)	(542)	—	—	(109)	(915)
Foreign currency translation adjustments	(10,340)	(775)	(165)	(2,447)	(1,047)	(466)	(15,240)
Other	(686)	358	1,308	—	—	(152)	828

As of March 31, 2020	182,334	48,176	54,975	54,437	21,109	20,396	381,427

	JPY (millions)
Cost	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	112,287	106,862	141,193	36,089	34,957	35,252	466,640
As of March 31, 2019	199,444	132,119	133,575	84,648	34,788	37,202	621,776
As of March 31, 2020	194,206	136,813	134,887	81,701	34,205	35,792	617,604

	JPY (millions)
Accumulated amortization and accumulated impairment losses	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	8,320	82,686	83,580	11,532	5,151	15,156	206,425
As of March 31, 2019	11,261	81,839	80,218	15,865	9,397	16,432	215,012
As of March 31, 2020	11,872	88,637	79,912	27,264	13,096	15,396	236,177

Summary of carrying amounts of goodwill allocated to each operating segment
The carrying amounts of goodwill allocated to each operating segment as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Public Infrastructure	6,171	6,150
Enterprise	3,516	3,493
Network Services	551	551
System Platform	2,720	2,720
Global	147,426	137,921
Others	27,799	31,499

Total	188,183	182,334

Summary of CGUs to which significant amounts of goodwill are allocated
The CGUs to which significant amounts of goodwill are allocated as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
CGUs	2019	2020
KMD	86,940	82,387
NPS	41,475	39,051
Others	59,768	60,896

Total	188,183	182,334

Summary of significant assumptions used to calculate the recoverable amount
The significant assumptions used to calculate the recoverable amount (value in use) for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	2018	2019	2020
Growth Rate	0.0 to 2.5%	0.0 to 2.0%	0.0 to 2.0%
Discount Rate (Pre-tax)	5.1 to 15.2%	5.3 to 16.0%	5.2 to 15.3%